Consolidated Statements of Financial Position - USD ($) $ in Thousands		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Non-current assets
Property, plant and equipment		$ 596,137	$ 574,693	$ 195,109
Intangible assets		119,099	119,381	118,678
Interests in joint ventures				95,686
Deposits		77,225
Financial assets at FVTPL		459,145	395,337	60,243
Total non-current assets		1,251,606	1,089,411	469,716
Current assets
Accounts receivable		7,112	6,457	5,339
Prepayments, deposits and other receivables		2,209	3,042	2,645
Financial assets at FVTPL		8,039	25,207	17,558
Derivative financial instruments		177,450	30,339
Restricted cash				135
Cash and bank balances		17,660	19,978	6,121
Total current assets		212,470	85,023	31,798
Total assets		1,464,076	1,174,434	501,514
Current liabilities
Accounts payable		1,533	2,785	5,794
Other payables and accruals		6,114	7,309	17,151
Contract liabilities		592	564	809
Tax payable		2,242	1,554	812
Borrowings		50,232	176	741
Lease liabilities		246	253	185
Provisions				3,866
Financial liabilities at FVTPL		2,430
Amounts due to subsidiaries’ non-controlling shareholders		64,081	63,019	53,727
Total current liabilities		127,470	75,660	83,085
Non-current liabilities
Accounts payable				3,014
Deferred underwriting commissions		6,000
Provisions		2,407	1,664
Borrowings		208,910	219,433	61,563
Lease liabilities		27	267	198
Deferred tax liabilities		5,645	5,658	5,624
Financial liabilities at FVTPL		2,665
Redeemable shares classified as financial liabilities		139,322
Amount due to ultimate holding company		132,541	102,622	70,196
Total non-current liabilities		497,517	329,644	140,595
Total liabilities		624,987	405,304	223,680
CAPITAL AND RESERVES
Share capital	[1]
Reserves		728,852	665,277	103,780
Equity attributable to owners of the Company		728,852	665,277	103,780
Non-controlling interests		110,237	103,853	174,054
Total equity		839,089	769,130	277,834
Total liabilities and equity		$ 1,464,076	$ 1,174,434	$ 501,514

[1]	The amount is less than US$1,000.